SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 182,127	$ 170,167	$ 150,318
Property and equipment, net	31,908	32,546	34,156
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	90,061	83,331	70,595
Property and equipment, net	8,563	9,051	9,440
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,568	4,876	4,749
Property and equipment, net	120	155	146
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	66,462	63,454	58,242
Property and equipment, net	17,801	19,178	20,132
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,792	15,190	13,546
Property and equipment, net	5,424	4,162	4,438
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,244	$ 3,316	$ 3,186